Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table presents the preliminary allocation of the acquisition-date fair value of the major classes of the assets acquired, which are presented in the Access Midstream segment, liabilities assumed, noncontrolling interest, and equity at July 1, 2014. The allocation is considered preliminary because the valuation work has not been completed due to the ongoing review of the valuation results and validation of significant inputs and assumptions. Significant changes since the allocation disclosed in the third quarter reflect an increase in investments and decreases in goodwill, other intangible assets, and property, plant and equipment - net, generally associated with the attribution of fair value between consolidated and non-consolidated operations. The fair value of accounts receivable acquired equals contractual amounts receivable.

(Millions)
Accounts receivable	$168
Other current assets	63
Investments	5,872
Property, plant, and equipment – net	7,015
Goodwill	474
Other intangible assets	9,009
Current liabilities	(408)
Debt	(4,052)
Other noncurrent liabilities	(9)
Noncontrolling interest in ACMP’s subsidiaries	(958)
Noncontrolling interest representing Pre-merger ACMP public unitholders	(6,544)
Equity	(10,630)

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma Revenues and Net income attributable to controlling interests for the years ended December 31, 2014 and 2013, are presented as if the ACMP Acquisition had been completed on January 1, 2013. These pro forma amounts are not necessarily indicative of what the actual results would have been if the acquisition had in fact occurred on the date or for the periods indicated, nor do they purport to project Revenues or Net income attributable to controlling interests for any future periods or as of any date. These amounts do not give effect to any potential cost savings, operating synergies, or revenue enhancements to result from the transactions or the potential costs to achieve these cost savings, operating synergies, and revenue enhancements.

	December 31,
	2014	2013
	(Millions)
Revenues	$7,953	$7,881
Net income attributable to controlling interests	$1,376	$1,172

LaserAndCaimanAcquisitions [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table presents the allocation of the acquisition-date fair value of the major classes of the net assets, which are included in the Northeast G&P segment:

	Laser	Caiman
	(Millions)
Assets held-for-sale	$18	$—
Other current assets	3	16
Property, plant, and equipment	158	656
Intangible assets	318	1,393
Current liabilities	(21)	(94)
Noncurrent liabilities	—	(3)
Identifiable net assets acquired	476	1,968
Goodwill	290	356
	$766	$2,324